Harbor Osmosis International Resource Efficient ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Harbor Osmosis International Resource Efficient ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	32.87%